Note 10 - Other Borrowings (Detail) (USD $)	0 Months Ended		1 Months Ended	12 Months Ended
	Apr. 30, 2012	Apr. 17, 2012	Dec. 31, 2006	Dec. 31, 2011	Dec. 31, 2006 Mandatorily Redeemable Securities [Member] Special Purpose Entity [Member]	Dec. 31, 2012 Federal Home Loan Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity						$ 68,900,000
Securities Sold under Agreements to Repurchase					8,000,000
Stock Issued During Period, Shares, New Issues (in Shares)	103,585	93,050	248,000	138,150
Notes Payable			$ 8,248,000